SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Current	$ 126,808	$ 122,076
Non-current	110,867	243,280
Lease liabilities	$ 237,675	$ 365,356